Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000019687_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019687_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019687_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000205041_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000205041_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000205041_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%
C000019691_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019691_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019691_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000019692_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019692_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019692_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000019690_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019690_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019690_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000019688_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019688_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019688_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000182861_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000182861_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000182861_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%
C000019681_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019681_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019681_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000177524_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000177524_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000177524_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%
C000019685_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019685_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019685_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000019686_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019686_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019686_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000019684_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019684_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019684_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000019682_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019682_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019682_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000042507_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000042507_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000042507_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000098199_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000098199_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000098199_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.74%
C000131779_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%
C000131779_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.12%
C000131779_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000019680_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000019680_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000019680_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.74%
C000205040_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000205040_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000205040_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.21%
C000087890_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000087890_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000087890_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.74%
C000087891_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000087891_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000087891_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.74%
C000087889_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000087889_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000087889_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.74%
C000087887_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
C000087887_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000087887_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.74%
C000019679_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000019679_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000019679_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000064268_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000064268_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000064268_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000212501_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000212501_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000212501_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%
C000019698_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000019698_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019698_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000064272_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000064272_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000064272_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000019696_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000019696_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000019696_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000064271_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000064271_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000064271_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000019695_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000019695_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000019695_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000064270_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000064270_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000064270_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000019694_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%
C000019694_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.12%
C000019694_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000182860_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%
C000182860_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.12%
C000182860_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%
C000019693_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%
C000019693_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.12%
C000019693_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000064269_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%
C000064269_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.12%
C000064269_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000254546_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000254546_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%
C000254547_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000254547_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%
C000254548_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000254548_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%
C000254545_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000254545_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%
C000254544_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000254544_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%
C000254558_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%
C000254558_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%
C000254555_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%
C000254555_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%
C000254554_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%
C000254554_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%
C000254556_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%
C000254556_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%
C000254557_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%
C000254557_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%
C000254551_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000254551_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%
C000254552_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000254552_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%
C000254550_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000254550_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%
C000254553_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000254553_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%
C000254549_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000254549_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%
C000256791_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000256791_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.22%
C000256788_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000256788_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.22%
C000256787_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000256787_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.22%
C000256789_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000256789_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.22%
C000256790_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000256790_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.22%
C000019687_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%
C000019687_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.45%
C000019687_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
C000019687_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.53%
C000019687_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%
C000019687_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.31%
C000205041_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	36.43%
C000205041_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.57%
C000205041_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.73%
C000205041_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.53%
C000205041_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%
C000205041_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.21%
C000019691_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.87%
C000019691_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.10%
C000019691_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.60%
C000019691_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.61%
C000019691_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%
C000019691_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.00%
C000019691_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.53%
C000019691_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%
C000019691_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.31%
C000019692_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	36.28%
C000019692_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%
C000019692_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.56%
C000019692_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.53%
C000019692_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%
C000019692_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.31%
C000019690_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.96%
C000019690_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.31%
C000019690_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.60%
C000019690_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.96%
C000019690_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.31%
C000019690_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.60%
C000019690_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.53%
C000019690_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%
C000019690_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.31%
C000019688_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.13%
C000019688_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.85%
C000019688_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%
C000019688_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.95%
C000019688_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.15%
C000019688_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.27%
C000019688_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.53%
C000019688_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%
C000019688_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.31%
C000182861_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.33%
C000182861_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.10%
C000182861_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%
C000182861_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.42%
C000182861_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000182861_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%
C000019681_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.19%
C000019681_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.78%
C000019681_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.25%
C000019681_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.42%
C000019681_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000019681_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.59%
C000177524_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.26%
C000177524_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.89%
C000177524_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%
C000177524_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.42%
C000177524_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000177524_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.30%
C000019685_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%
C000019685_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.44%
C000019685_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.24%
C000019685_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.44%
C000019685_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.20%
C000019685_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.64%
C000019685_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.42%
C000019685_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000019685_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.59%
C000019686_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.13%
C000019686_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.74%
C000019686_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.23%
C000019686_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.42%
C000019686_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000019686_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.59%
C000019684_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.82%
C000019684_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.67%
C000019684_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.24%
C000019684_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.82%
C000019684_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.67%
C000019684_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.24%
C000019684_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.42%
C000019684_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000019684_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.59%
C000019682_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.14%
C000019682_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.21%
C000019682_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.26%
C000019682_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.78%
C000019682_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000019682_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.93%
C000019682_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.42%
C000019682_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000019682_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.59%
C000042507_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	37.69%
C000042507_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.85%
C000042507_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.97%
C000042507_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%
C000042507_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000042507_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.64%
C000098199_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%
C000098199_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.70%
C000098199_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.41%
C000098199_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.02%
C000098199_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.86%
C000098199_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.10%
C000098199_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
C000098199_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%
C000098199_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.40%
C000131779_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.26%
C000131779_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.61%
C000131779_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			21.68%
C000131779_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000131779_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.88%
C000131779_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.46%
C000019680_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%
C000019680_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.18%
C000019680_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.17%
C000019680_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%
C000019680_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.35%
C000019680_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.52%
C000019680_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
C000019680_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%
C000019680_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.40%
C000205040_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%
C000205040_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
C000205040_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000205040_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%
C000205040_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.35%
C000205040_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%
C000205040_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
C000205040_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%
C000205040_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000087890_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.12%
C000087890_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.04%
C000087890_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.44%
C000087890_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.41%
C000087890_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.88%
C000087890_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.87%
C000087890_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%
C000087890_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.35%
C000087890_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.52%
C000087890_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
C000087890_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%
C000087890_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.40%
C000087891_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%
C000087891_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.14%
C000087891_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.16%
C000087891_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%
C000087891_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.35%
C000087891_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.52%
C000087891_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
C000087891_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%
C000087891_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.40%
C000087889_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%
C000087889_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.11%
C000087889_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.25%
C000087889_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%
C000087889_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.11%
C000087889_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.25%
C000087889_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%
C000087889_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.35%
C000087889_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.52%
C000087889_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
C000087889_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%
C000087889_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.40%
C000087887_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%
C000087887_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.04%
C000087887_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.46%
C000087887_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%
C000087887_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.88%
C000087887_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.88%
C000087887_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%
C000087887_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.35%
C000087887_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.52%
C000087887_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
C000087887_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%
C000087887_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.40%
C000019679_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.08%
C000019679_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.10%
C000019679_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			20.76%
C000019679_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000019679_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.40%
C000019679_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.29%
C000064268_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.22%
C000064268_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.20%
C000064268_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			20.87%
C000064268_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000064268_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.40%
C000064268_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.29%
C000212501_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.48%
C000212501_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.46%
C000212501_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	21.57%
C000212501_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000212501_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.40%
C000212501_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000019698_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.20%
C000019698_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.54%
C000019698_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.52%
C000019698_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%
C000019698_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000019698_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.29%
C000019698_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%
C000019698_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.20%
C000019698_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.43%
C000064272_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.28%
C000064272_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.63%
C000064272_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.64%
C000064272_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%
C000064272_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000064272_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.29%
C000064272_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%
C000064272_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.20%
C000064272_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.43%
C000019696_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.74%
C000019696_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.45%
C000019696_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.37%
C000064271_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.83%
C000064271_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.55%
C000064271_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.48%
C000019695_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.16%
C000019695_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.39%
C000019695_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.97%
C000019695_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019695_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.18%
C000019695_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.46%
C000064270_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.26%
C000064270_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000064270_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.07%
C000064270_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000064270_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.18%
C000064270_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.46%
C000019694_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.91%
C000019694_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.63%
C000019694_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.78%
C000019694_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.19%
C000019694_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.83%
C000019694_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.62%
C000182860_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.05%
C000182860_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.63%
C000182860_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	20.14%
C000182860_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000182860_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.88%
C000182860_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.33%
C000019693_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.41%
C000019693_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.72%
C000019693_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			20.71%
C000019693_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000019693_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.88%
C000019693_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.46%
C000064269_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.49%
C000064269_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.81%
C000064269_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			20.82%
C000064269_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000064269_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.88%
C000064269_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.46%
C000254546_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%
C000254546_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.34%
C000254546_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.84%
C000254546_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	18.20%
C000254546_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%
C000254546_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.46%
C000254546_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%
C000254546_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000254547_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%
C000254547_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.57%
C000254547_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.57%
C000254547_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.90%
C000254547_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%
C000254547_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.46%
C000254547_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%
C000254547_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000254548_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.96%
C000254548_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%
C000254548_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%
C000254548_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%
C000254548_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%
C000254548_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.46%
C000254548_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%
C000254548_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000254545_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%
C000254545_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	18.49%
C000254545_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%
C000254545_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.46%
C000254545_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%
C000254545_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000254544_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.27%
C000254544_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	18.63%
C000254544_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%
C000254544_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.46%
C000254544_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%
C000254544_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000254558_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.03%
C000254558_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	18.25%
C000254558_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.04%
C000254558_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	22.18%
C000254558_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000254558_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000254555_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.48%
C000254555_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	19.50%
C000254555_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.74%
C000254555_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	21.88%
C000254555_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000254555_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000254554_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.14%
C000254554_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	21.27%
C000254554_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%
C000254554_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	21.27%
C000254554_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000254554_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000254556_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.35%
C000254556_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	22.49%
C000254556_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000254556_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000254557_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.48%
C000254557_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	22.62%
C000254557_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000254557_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000254551_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.99%
C000254551_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	24.26%
C000254551_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.73%
C000254551_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	28.39%
C000254551_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000254551_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.96%
C000254552_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.69%
C000254552_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	25.58%
C000254552_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.40%
C000254552_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	28.08%
C000254552_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000254552_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.96%
C000254550_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.70%
C000254550_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	27.43%
C000254550_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.70%
C000254550_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	27.43%
C000254550_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000254550_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.96%
C000254553_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.05%
C000254553_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	28.70%
C000254553_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000254553_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.96%
C000254549_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.23%
C000254549_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	28.86%
C000254549_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000254549_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.96%
C000256791_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%
C000256791_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	18.31%
C000256791_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.39%
C000256791_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%
C000256788_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.93%
C000256788_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	20.08%
C000256788_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.10%
C000256788_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	23.26%
C000256787_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%
C000256787_ClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	22.65%
C000256787_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.51%
C000256787_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	22.65%
C000256789_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.69%
C000256789_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%
C000256790_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.84%
C000256790_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	24.01%